Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 6. Commitments and Contingencies

The Company has commitments of approximately $368,800 as of March 31, 2013 for several licensing agreements with consultants and universities, which upon clinical or commercialization success may require the payment of milestones and/or royalties if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

On February 7, 2012, the Company entered into a lease agreement through March 31, 2015 for existing office space. The rent for the first 12 months is approximately $8,000 per month, or approximately $18.25 per square foot. This rent increases to approximately $8,310 per month, or approximately $19.00 per square foot, for the remaining 24 months.

In February 2007, the Company’s Board of Directors authorized the issuance of the following number of shares to each of Dr. Schaber and Dr. Brey immediately prior to the completion of a transaction, or series or a combination of related transactions negotiated by the its Board of Directors whereby, directly or indirectly, a majority of the its capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party: 50,000 common shares to Dr. Schaber and 10,000 common shares to Dr. Brey. The amended agreement with Dr. Schaber includes its obligation to issue such shares if such event occurs.

Employees with employment contracts have severance agreements that will provide separation benefits from the Company if they are involuntarily separated from employment. The Company recognized an expense of $95,625 during the quarter ended March 31, 2012 related to severance and healthcare benefits paid to the prior Chief Financial Officer of the Company.

As a result of the above agreements, the Company has future contractual obligations over the next five years as follows:

Year	Research and Development	Property and Other Leases	Total
2013	$43,800	$79,100	$122,900
2014	100,000	101,200	201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
Total	$368,800	$205,300	$574,100

Note 8. Commitments and Contingencies

The Company has commitments of approximately $425,000 at December 31, 2012 for several licensing agreements with consultants and universities, which upon clinical or commercialization success may require the payment of milestones and/or royalties if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

On February 7, 2012, the Company entered into a lease agreement through March 31, 2015 for existing office space. The rent for the first 12 months is approximately $8,000 per month, or approximately $18.25 per square foot. This rent increases to approximately $8,310 per month, or approximately $19.00 per square foot, for the remaining 24 months.

In February 2007, the Company’s Board of Directors authorized the issuance of the following number of shares to each of Dr. Schaber and Dr. Brey immediately prior to the completion of a transaction, or series or a combination of related transactions negotiated by its Board of Directors whereby, directly or indirectly, a majority of its capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party: 50,000 common shares to Dr. Schaber and 10,000 common shares to Dr. Brey. The amended agreement with Dr. Schaber includes its obligation to issue such shares if such event occurs.

Employees with employment contracts have severance agreements that will provide separation benefits from the Company if they are involuntarily separated from employment. On February 15, 2012, Mr. Myrianthopoulos’ employment agreement was terminated. The Company recognized an expense of $95,625 at March 31, 2012 and at December 31, 2012 there are no severance and healthcare benefits due to Mr. Myrianthopoulos. In connection with the termination of Mr. Myrianthopoulos’ employment agreement, we accelerated the vesting of options to purchase 53,908 shares of common stock and Mr. Myrianthopoulos forfeited options to purchase 72,500 shares of common stock, resulting in Mr. Myrianthopoulos holding vested options to purchase 192,500 shares of common stock with expiration dates ranging from November 14, 2012 to November 30, 2021. In connection with the acceleration of vesting, the Company recognized $68,032 of stock-based compensation expense during the year ended December 31, 2012.

As a result of the above agreements, the Company has future contractual obligations over the next five years as follows:

Year	Research and Development	Property and Other Leases	Total
2013	$100,000	$105,000	$205,000
2014	100,000	101,200	201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
Total	$425,000	$231,200	$656,200